SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 Share	Sep. 30, 2025 shares	Sep. 30, 2024 Share $ / shares
Disclosure Of Share Capital Information [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | Share		2,691,336
Number of share options exercised in share-based payment arrangement (in shares) | Share		(2,500)		(3,942)
Number of share options expired in share-based payment arrangement (in shares) | Share		(387,162)
Number of share options outstanding in share-based payment arrangement at ene of period (in shares)		2,301,674	2,301,674	2,691,336
Weighted average exercise price at beginning of period (in CAD per share)	$ 9.89
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)	1.60			$ 1.49
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share)	9.06
Weighted average exercise price at end of period (in CAD per share)	$ 10.03			$ 9.89